Stockholders’ Equity (Details Narrative) - USD ($)				12 Months Ended
	Feb. 05, 2024	Aug. 09, 2023	Jun. 01, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock split		1-for-20 split ratio		1-for-20
Preferred stock, shares authorized				1,000,000	1,000,000
Preferred stock, par value				$ 0.001	$ 0.001
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Common stock, shares authorized				500,000,000	500,000,000
Common stock, par value				$ 0.001	$ 0.001
Number of trading days				20 days
Unit expiration date	Feb. 05, 2029
Trident Acquisitions Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						5,000,000
Unit Purchase Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from sale of option			$ 100
Share unit exercisable			87,500
Price per unit			$ 240.00
Aggregate exercise price			$ 21,000,000
Unit expiration date			May 29, 2023
Cash payment			$ 100
Shares forfeited					87,500
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding			87,500
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants term				5 years
Warrant price				$ 0.01
Minimum days prior written notice of redemption				30 days
Share price				$ 320.00
Maximum trading days				30 days
Warrants to puchase shares				1,006,250
Purchase of aggregate shares				19,784
Common Stock [Member] | Unit Purchase Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share units			87,500
Common Stock [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to puchase shares			87,500
Common Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding				24,415
Weighted average remaining contractual life				2 years 8 months 12 days